Cover	Jun. 08, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by 22nd Century Group, Inc. (the “Company”) with the Securities and Exchange Commission on June 9, 2026 (the “Original Report”). This Amendment is being filed solely to correct the exercise price of the Inducement Warrants disclosed in Item 1.01 of the Original Report from $0.4626 to $3.57. Except as expressly set forth in this Amendment, all other information set forth in the Original Report remains unchanged and is incorporated herein by reference.
Document Period End Date	Jun. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Tax Identification Number	98-0468420
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	321 Farmington Road
Entity Address, City or Town	Mocksville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27028
City Area Code	(336)
Local Phone Number	940-3769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false